Pension And Other Employee Benefit Plans (Schedule Of Impact Of Changes In Principal Assumptions On Projected Benefit Obligation, Service Cost And Net Periodic Pension Cost) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Increase Of 0.25% In Discount Rate [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	$ (6.8)
Increase/(decrease) in Service Cost	(0.1)
Increase/(decrease) in Net Periodic Pension Cost	(0.6)
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Discount Rate [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	7.4
Increase/(decrease) in Service Cost	0.1
Increase/(decrease) in Net Periodic Pension Cost	0.6
Percentage of assumptions increase (decrease)	(0.25%)
Increase Of 0.25% In Salary And Inflation Rates [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	7.0
Increase/(decrease) in Service Cost	0.1
Increase/(decrease) in Net Periodic Pension Cost	0.9
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Salary And Inflation Rates [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(6.5)
Increase/(decrease) in Service Cost	(0.1)
Increase/(decrease) in Net Periodic Pension Cost	(0.9)
Percentage of assumptions increase (decrease)	(0.25%)
Increase Of One Year In Life Expectancy [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	2.8
Increase/(decrease) in Net Periodic Pension Cost	0.4
Increase (decrease) in life expectancy (years)	1
Decrease Of One Year In Life Expectancy [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(2.8)
Increase/(decrease) in Net Periodic Pension Cost	(0.4)
Increase (decrease) in life expectancy (years)	1
Increase Of 0.25% In Pension Increase Assumption [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	2.7
Increase/(decrease) in Net Periodic Pension Cost	0.3
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Pension Increase Assumption [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(2.5)
Increase/(decrease) in Net Periodic Pension Cost	$ (0.3)
Percentage of assumptions increase (decrease)	(0.25%)